Acquisition of Patroklos (M/V Cape Agamemnon) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		5 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 09, 2011 Patroklos Marine Corporation [Member]
Business Acquisition [Line Items]
Vessel			$ 51,500
Above market acquired time charter			48,551
Identifiable assets			100,051
Purchase price			(83,525)
Gain from bargain purchase	$ 0	$ 16,526	$ 16,526